Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option			9 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2022 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			1,695,460
Granted (in shares) | shares			108,643
Exercised (in shares) | shares			(276,901)
Canceled/expired (in shares) | shares			(56,143)
Outstanding at end of period (in shares) | shares	1,471,059	1,695,460	1,471,059
Exercisable at end of period (in shares) | shares	1,100,950		1,100,950
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 104.79
Granted (in USD per share) | $ / shares			229.94
Exercised (in USD per share) | $ / shares			104.70
Canceled/expired (in USD per share) | $ / shares			141.35
Outstanding at end of period (in USD per share) | $ / shares	$ 119.10	$ 104.79	119.10
Exercisable at end of period (in USD per share) | $ / shares	$ 101.29		$ 101.29
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 10 months 6 days	5 years 4 months 20 days
Weighted average contractual term of options exercisable	4 years 3 months 21 days